UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-01236

Deutsche DWS Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 3/31

Date of reporting period: 12/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio                    as of December 31, 2018 (Unaudited)

DWS RREEF Real Assets Fund

	Shares	Value ($)
Common Stocks 77.2%
Communication Services 0.7%
Diversified Telecommunication Services
Cellnex Telecom SA 144A*	121,390	3,115,344
Consumer Staples 0.6%
Food Products
Archer-Daniels-Midland Co.	46,310	1,897,321
Bunge Ltd.	15,780	843,283
		2,740,604
Energy 12.0%
Oil, Gas & Consumable Fuels
BP PLC	487,000	3,083,547
Canadian Natural Resources Ltd.	47,798	1,153,286
Cheniere Energy, Inc.*	178,266	10,551,565
Devon Energy Corp.	30,356	684,224
Diamondback Energy, Inc.	15,800	1,464,660
EOG Resources., Inc.	20,876	1,820,596
Keyera Corp.	153,890	2,909,391
Kinder Morgan, Inc.	229,000	3,522,020
LUKOIL PJSC (ADR)	34,740	2,478,352
Marathon Petroleum Corp.	26,813	1,582,235
ONEOK, Inc.	74,415	4,014,689
Pembina Pipeline Corp. (a)	188,100	5,581,549
Royal Dutch Shell PLC "A"	73,900	2,176,627
TOTAL SA	51,038	2,700,822
TransCanada Corp. (a)	159,707	5,702,986
Williams Companies, Inc.	296,817	6,544,815
		55,971,364
Industrials 9.4%
Commercial Services & Supplies 2.2%
Republic Services, Inc.	68,206	4,916,971
Waste Connections, Inc.	74,505	5,531,996
		10,448,967
Construction & Engineering 1.1%
Ferrovial SA	245,976	4,993,156
Road & Rail 2.6%
Canadian National Railway Co.	87,830	6,504,901
Union Pacific Corp.	42,288	5,845,470
		12,350,371
Transportation Infrastructure 3.5%
Aeroports de Paris	5,753	1,093,383
Atlantia SpA	81,500	1,695,386
Atlas Arteria Ltd. (Units)	632,374	2,786,358
Auckland International Airport Ltd.	475,792	2,288,425
Corp. America Airports SA*	194,979	1,292,711
Getlink SE	125,286	1,684,545
Japan Airport Terminal Co., Ltd.	114,944	3,981,470
Sydney Airport (Units) (a)	299,372	1,417,986
		16,240,264
Information Technology 0.7%
IT Services
InterXion Holding NV*	62,700	3,395,832
Materials 4.7%
Chemicals 2.6%
CF Industries Holdings, Inc.	72,788	3,167,006
FMC Corp.	53,674	3,969,729
OCI NV*	94,400	1,933,697
The Mosaic Co.	113,500	3,315,335
		12,385,767
Metals & Mining 1.2%
ArcelorMittal	43,056	904,792
Franco-Nevada Corp.	12,297	862,285
Glencore PLC*	400,650	1,490,374
Rio Tinto Ltd.	22,940	1,265,907
Steel Dynamics, Inc.	31,474	945,479
		5,468,837
Paper & Forest Products 0.9%
Mondi PLC	196,699	4,106,802
Real Estate 35.9%
Equity Real Estate Investment Trusts (REITs) 31.3%
Agree Realty Corp.	45,627	2,697,468
American Tower Corp.	105,824	16,740,299
Americold Realty Trust	219,381	5,602,991
Canadian Apartment Properties REIT (a)	147,043	4,771,466
CapitaLand Commercial Trust	1,191,000	1,527,505
CoreSite Realty Corp.	52,317	4,563,612
Crown Castle International Corp.	150,366	16,334,259
CubeSmart	155,415	4,458,856
CyrusOne, Inc.	67,905	3,590,816
Douglas Emmett, Inc.	26,043	888,848
Dream Office Real Estate Investment Trust (a)	82,963	1,354,560
Equity LifeStyle Properties, Inc.	33,890	3,291,736
Equity Residential	46,451	3,066,230
Essential Properties Realty Trust, Inc.	88,128	1,219,691
Extra Space Storage, Inc.	67,862	6,140,154
Gecina SA	14,397	1,866,468
Global One Real Estate Investment Corp.	2,253	2,462,530
Granite Real Estate Investment Trust	37,404	1,457,857
Great Portland Estates PLC	139,860	1,176,095
HCP, Inc.	240,189	6,708,479
Host Hotels & Resorts, Inc.	103,300	1,722,011
JBG SMITH Properties	53,300	1,855,373
Link REIT	360,068	3,643,151
Mapletree Logistics Trust	3,196,550	2,954,975
Merlin Properties Socimi SA	185,673	2,298,125
Mid-America Apartment Communities, Inc.	26,387	2,525,236
Mirvac Group (a)	1,443,905	2,278,323
Omega Healthcare Investors, Inc.	40,197	1,412,925
Physicians Realty Trust	194,803	3,122,692
Premier Investment Corp.	749	853,748
Prologis, Inc.	16,442	965,474
Public Storage	18,397	3,723,737
Realty Income Corp.	52,400	3,303,296
Rexford Industrial Realty, Inc.	54,131	1,595,241
Ryman Hospitality Properties, Inc.	27,157	1,811,100
Segro PLC	245,556	1,845,435
Sekisui House Reit, Inc.	1,640	1,051,559
Simon Property Group, Inc.	9,440	1,585,826
SmartCentres Real Estate Investment Trust (a)	91,982	2,077,208
STORE Capital Corp.	130,123	3,683,782
UNITE Group PLC	321,086	3,302,233
Welltower, Inc.	83,870	5,821,417
Weyerhaeuser Co.	132,395	2,894,155
		146,246,942
Real Estate Management & Development 4.6%
CapitaLand Ltd.	887,900	2,020,390
Castellum AB	154,273	2,851,152
Fabege AB	115,100	1,536,457
Hongkong Land Holdings Ltd.	442,700	2,787,205
Mitsubishi Estate Co., Ltd.	134,300	2,111,971
Sino Land Co., Ltd.	1,426,600	2,439,823
Swiss Prime Site AG (Registered)*	41,360	3,353,267
Tokyo Tatemono Co., Ltd.	155,000	1,603,415
Vonovia SE	56,739	2,581,850
		21,285,530
Utilities 13.2%
Electric Utilities 1.9%
Evergy, Inc.	46,013	2,612,158
Orsted AS 144A	29,300	1,963,470
PG&E Corp.*	99,100	2,353,625
Red Electrica Corp. SA	78,883	1,765,677
		8,694,930
Gas Utilities 4.1%
Atmos Energy Corp.	28,887	2,678,403
ENN Energy Holdings Ltd.	424,362	3,754,824
Hong Kong & China Gas Co., Ltd.	3,611,060	7,456,084
Tokyo Gas Co., Ltd.	206,608	5,237,543
		19,126,854
Multi-Utilities 3.6%
Ameren Corp.	68,819	4,489,063
National Grid PLC	286,176	2,786,912
NiSource, Inc.	179,559	4,551,821
Sempra Energy	48,028	5,196,149
		17,023,945
Water Utilities 3.6%
American Water Works Co., Inc.	46,661	4,235,419
Severn Trent PLC	310,723	7,197,461
United Utilities Group PLC	573,163	5,387,418
		16,820,298
Total Common Stocks (Cost $363,794,511)		360,415,807
Exchange-Traded Fund 0.9%
iShares Global Timber & Forestry ETF (Cost $5,305,491)	75,371	4,305,945
	Principal Amount ($)	Value ($)
Government & Agency Obligations 19.0%
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Bonds:
2.125%, 2/15/2040	3,641,438	4,279,543
2.375%, 1/15/2027	5,291,668	5,841,636
3.625%, 4/15/2028	4,326,038	5,308,579
U.S. Treasury Inflation-Indexed Notes:
0.125%, 4/15/2020	2,612,708	2,553,956
0.125%, 1/15/2022	3,390,377	3,290,927
0.125%, 1/15/2023	6,242,930	6,029,739
0.125%, 7/15/2024	7,227,458	6,930,606
0.25%, 1/15/2025	3,245,885	3,108,208
0.625%, 1/15/2026	6,235,797	6,069,753
U.S. Treasury Notes:
1.0%, 11/15/2019	9,330,000	9,198,797
1.125%, 1/31/2019	8,615,500	8,607,259
1.375%, 7/31/2019	11,548,000	11,469,059
1.375%, 2/29/2020	3,344,000	3,297,236
1.625%, 4/30/2019	12,866,000	12,829,814
Total Government & Agency Obligations (Cost $89,980,828)		88,815,112
	Shares	Value ($)
Securities Lending Collateral 4.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 2.29% (b) (c) (Cost $20,476,410)	20,476,410	20,476,410
Cash Equivalents 0.1%
DWS Central Cash Management Government Fund, 2.41% (b) (Cost $384,762)	384,762	384,762
	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $479,942,002)	101.6	474,398,036
Other Assets and Liabilities, Net	(1.6)	(7,604,247)
Net Assets	100.0	466,793,789

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended December 31, 2018 are as follows:

Value ($) at 3/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 12/31/2018	Value ($) at 12/31/2018
Securities Lending Collateral 4.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 2.29% (b) (c)
4,490,880	15,985,530(d)	—	—	—	39,153	—	20,476,410	20,476,410
Cash Equivalents 0.1%
DWS Central Cash Management Government Fund, 2.41% (b)
1,898,687	196,503,239	198,017,164	—	—	123,643	—	384,762	384,762
6,389,567	212,488,769	198,017,164	—	—	162,796	—	20,861,172	20,861,172

* Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2018 amounted to $19,437,802, which is 4.2% of net assets.
(b) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended December 31, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
LME: London Metal Exchange
PJSC: Public Joint Stock Company
RBOB: Reformulated Blendstock for Oxygen Blending
WTI: West Texas Intermediate
ULSD: Ultra-Low Sulfur Diesel
At December 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
Brent Crude Oil Futures	USD	1/31/2019	47	3,125,622	2,528,600	(597,022)
Cocoa Futures	USD	5/15/2019	19	411,936	465,310	53,374
Coffee C Futures	USD	3/19/2019	24	1,069,622	916,650	(152,972)
Copper Futures	USD	3/27/2019	85	5,854,673	5,590,875	(263,798)
Corn Futures	USD	5/14/2019	132	2,584,362	2,527,800	(56,562)
Cotton No. 2 Futures	USD	3/7/2019	26	1,041,856	938,600	(103,256)
Gasoline RBOB	USD	1/31/2019	19	1,145,675	1,039,075	(106,600)
Gold 100 oz. Futures	USD	4/26/2019	68	8,495,706	8,756,360	260,654
Lean Hogs Futures	USD	4/12/2019	34	916,816	912,220	(4,596)
Lean Hogs Futures	USD	6/14/2019	38	1,215,058	1,238,040	22,982
Live Cattle Futures	USD	2/28/2019	49	2,314,757	2,427,950	113,193
Live Cattle Futures	USD	6/28/2019	74	3,342,866	3,465,420	122,554
LME Nickel Futures	USD	3/20/2019	11	731,195	704,979	(26,216)
LME Primary Aluminium Futures	USD	1/16/2019	66	3,347,144	3,007,538	(339,606)
LME Primary Aluminium Futures	USD	3/20/2019	67	3,232,201	3,095,400	(136,801)
LME Zinc Futures	USD	3/20/2019	29	1,841,262	1,791,112	(50,150)
Natural Gas Futures	USD	2/26/2019	85	2,480,013	2,423,350	(56,663)
NY Harbor ULSD Futures	USD	2/28/2019	12	1,166,893	841,630	(325,263)
Palladium Futures	USD	3/27/2019	15	1,707,571	1,795,800	88,229
Silver Futures	USD	3/27/2019	15	1,104,277	1,165,500	61,223
Soybean Futures	USD	5/14/2019	56	2,537,683	2,541,700	4,017
Soybean Meal Futures	USD	3/14/2019	45	1,421,708	1,394,550	(27,158)
WTI Crude Futures	USD	2/20/2019	40	2,777,072	1,828,800	(948,272)
Total net unrealized depreciation					51,397,259	(2,468,709)

At December 31, 2018, open futures contracts sold were as follows:

U
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)

LME Primary Aluminium Futures	USD	3/20/2019	4	186,233	184,800	1,433
LME Primary Aluminium Futures 1	USD	1/16/2019	66	3,144,204	3,007,538	136,666
Total unrealized appreciation					3,192,338	138,099

Currency Abbreviation
USD	United States Dollar

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of December 31, 2018, the Fund held $49,349,271 in the Subsidiary, representing 10% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$—	$3,115,344	$—	$3,115,344
Consumer Staples	2,740,604	—	—	2,740,604
Energy	48,010,368	7,960,996	—	55,971,364
Industrials	24,092,049	19,940,709	—	44,032,758
Information Technology	3,395,832	—	—	3,395,832
Materials	12,259,834	9,701,572	—	21,961,406
Real Estate	120,986,795	46,545,677	—	167,532,472
Utilities	26,116,638	35,549,389	—	61,666,027
Exchange-Traded Fund	4,305,945	—	—	4,305,945
Government & Agency Obligations	—	88,815,112	—	88,815,112
Short-Term Investments (e)	20,861,172	—	—	20,861,172
Derivatives (f)
Futures Contracts	864,325	—	—	864,325
Total	$263,633,562	$211,628,799	$—	$475,262,361
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(3,194,935)	$—	$—	$(3,194,935)
Total	$(3,194,935)	$—	$—	$(3,194,935)

There have been no transfers between fair value measurement levels during the period ended December 31, 2018.
(e)	See Consolidated Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Commodity Contracts	$ (2,330,610)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Assets Fund, a series of Deutsche DWS Market Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	February 22, 2019